UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024 – March 31, 2025

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Baywood SociallyResponsible Fund

BVSIX

:  Institutional Class

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Baywood SociallyResponsible Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.skba.com/baywood-funds. You can also request this information by contacting us at (855) 409-2297.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.89%

How did the Fund perform in the last six months?

The SociallyResponsible fund outperformed the broad market benchmark for the six months ending in March. It was a tale of two markets over the last 6 months, with the market appearing euphoric at the potential for continued economic strength when the Republicans won the Presidency and Congress at the end of 2024, to a near complete reversal at the realization many had perhaps received more than they bargained for with the wide-ranging policy changes. With the market seemingly trying to find its footing amongst the increasingly complicated and adversarial political environment it is no surprise that investors have once again shown a preference for less risky assets. How risk assets are defined, however, can sometimes change with the prevailing environment. Healthcare, consumer staples, utilities and telecom companies, for example, can typically be defined as less risky since they generally tend to be less cyclical.

However, there are environments where some of these sectors do not hold up well during periods of heightened volatility, the current market being a good example. Healthcare has been a notable example, in part due to the presidential cycle as health care has been a “hot” political topic for several cycles. Price controls enacted by the prior administration coupled with the new administration’s bent on reducing reliance on the public sector’s contribution to the health industry creates the potential for a near disastrous outcome for a number of companies in the healthcare sector. It is of little surprise that the SociallyResponsible fund’s holdings in healthcare were the largest detractor to returns for the period. However, there are a few distinctions to make about the holdings as compared to the benchmark. Fortrea, Dentsply Sirona, Regeneron and Avantor all declined more than the average benchmark holdings and are now in extreme valuation discount territory. All of these companies suffer from the pause in pharmaceutical companies spending on research and development due to the disincentives created by the current political environment. We believe this pause is temporary and any rebound in healthcare spending could see the prices of these companies rebound significantly off of very low valuations

Stocks in the consumer discretionary and industrial sector also detracted from returns in the period. Companies in the industrial sector can be highly cyclical and suffer from the expectation of a slowdown in economic growth. Nvent is one such company, which has been a very successful investment for the SociallyResponsible fund over our holding period, but witnessed price declines in its stock as the market appears to be anticipating a slowdown in its industry. We believe the market is overreacting as a slowdown does not appear imminent and though the company is cyclical we believe it will continue to gain share in its end markets and any slowdown will only be temporary.

Holdings in the energy, financial and information technology sector mostly offset performance from healthcare and industrials. Texas Pacific Land Corporation and Kinder Morgan, two energy companies not involved in the extraction of oil were top performers and top holdings during the period. Both companies have been ignored by the market’s narrow focus on the largest companies and were rewarded by investors by a broadening of ownership. Nothing has changed fundamentally about these companies, they were simply under-owned and appreciated by the market until recently. W. R. Berkley, AIG and the CME all returned greater than 20% in the quarter and contributed greatly to the sector’s performance. Both property and casualty insurance companies outperformed peers in the quarter. In the information technology sector, IBM continues its run of strong fundamental performance under the stewardship of Arvind Krishna. After spinning off its non-IT related consulting business, acquiring Red Hat amongst others, reducing debt and re-focusing capital allocation priorities, IBM has been one of the most underappreciated investments in the technology sector. It has performed better than many of the magnificent 7 stocks over the last three years, which continued during the period.

Building a portfolio of companies that have been neglected by years of the markets’ near-singular focus on a small group of technology giants has produced a great opportunity for investors in the SociallyResponsible fund. Owning companies whose fundamentals appear to us as mispriced provides us with confidence in what we believe are going to be turbulent markets going forward. It is our opinion that most of the market risk lies in the massive weights of the most highly valued stocks in many benchmarks and strategies. For SKBA’s in depth investment perspectives, please visit our website at www.skba.com.

Total Return Based on a $10,000 Investment

Date	Institutional ClassFootnote Reference*	Morningstar US Market TR Index	Morningstar US Large Value TR Index
03/31/15	$10,000	$10,000	$10,000
06/30/15	$10,114	$10,008	$10,094
09/30/15	$9,100	$9,305	$9,359
12/31/15	$9,130	$9,894	$10,000
03/31/16	$9,036	$10,001	$10,344
06/30/16	$9,320	$10,261	$10,795
09/30/16	$9,865	$10,697	$11,037
12/31/16	$10,419	$11,125	$11,891
03/31/17	$10,736	$11,782	$12,189
06/30/17	$10,777	$12,144	$12,245
09/30/17	$11,264	$12,693	$12,844
12/31/17	$12,161	$13,513	$13,685
03/31/18	$11,751	$13,431	$13,256
06/30/18	$12,009	$13,929	$13,318
09/30/18	$12,690	$14,934	$14,243
12/31/18	$10,619	$12,831	$12,878
03/31/19	$11,894	$14,639	$14,207
06/30/19	$12,408	$15,253	$14,648
09/30/19	$12,474	$15,449	$15,115
12/31/19	$13,439	$16,837	$16,187
03/31/20	$9,345	$13,374	$12,125
06/30/20	$10,929	$16,314	$13,634
09/30/20	$11,631	$17,821	$14,036
12/31/20	$14,008	$20,356	$16,087
03/31/21	$15,922	$21,580	$17,716
06/30/21	$16,920	$23,386	$18,393
09/30/21	$16,644	$23,393	$18,161
12/31/21	$17,774	$25,605	$19,544
03/31/22	$18,104	$24,241	$19,864
06/30/22	$15,918	$20,157	$18,244
09/30/22	$15,549	$19,233	$16,950
12/31/22	$17,646	$20,630	$19,596
03/31/23	$17,895	$22,156	$19,737
06/30/23	$18,300	$24,038	$20,537
09/30/23	$18,207	$23,272	$20,286
12/31/23	$19,889	$26,084	$21,913
03/31/24	$21,483	$28,754	$23,861
06/30/24	$21,502	$29,754	$23,721
09/30/24	$23,253	$31,558	$25,778
12/31/24	$22,791	$32,368	$25,132
03/31/25	$23,078	$30,868	$26,626
Footnote	Description
Footnote*	Performance for Institutional Shares for periods prior to January 8, 2016, reflects the performance and expenses of City National Rochdale Socially Responsible Equity Fund, a series of City National Rochdale Funds (the “Predecessor Fund”).

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Due to regulatory changes, effective September 1, 2024, the Fund changed its primary benchmark index from the Morningstar US Large Value TR Index to the Morningstar US Market TR Index. The Fund retained the Morningstar US Large Value TR Index as a secondary benchmark because the Morningstar US Large Value TR Index more closely aligns with the Fund’s investment strategies and investments restrictions.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional ClassFootnote Reference*	7.42%	19.82%	8.72%
Morningstar US Market TR Index	7.35%	18.21%	11.93%
Morningstar US Large Value TR Index	11.59%	17.04%	10.29%
Footnote	Description
Footnote*	Performance for Institutional Shares for periods prior to January 8, 2016, reflects the performance and expenses of City National Rochdale Socially Responsible Equity Fund, a series of City National Rochdale Funds (the “Predecessor Fund”).

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$18,906,841
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Investment Advisory Fees (Net of fees waived and expenses reimbursed)	$(58,569)

Top Ten Holdings

(% total investments)

W R Berkley Corp.	4.68%
American Express Co.	4.05%
Kinder Morgan, Inc.	4.03%
Medtronic PLC	3.80%
Berkshire Hathaway, Inc., Class B	3.70%
nVent Electric PLC	3.61%
CME Group, Inc.	3.53%
Kenvue, Inc.	3.29%
International Business Machines Corp.	3.17%
American International Group, Inc.	3.07%

* excluding cash equivalents

Sector Weightings

(% total investments)

Utilities
1.2%
Transportation
1.5%
Communication Services
4.0%
Basic Materials
4.4%
Consumer Discretionary
5.3%
Real Estate
5.7%
Consumer Staples
6.1%
Capital Goods / Industrials
7.7%
Energy
7.8%
Technology
10.5%
Health Care
19.6%
Financials
26.2%
0%
5%
10%
15%
20%
25%
30%

Value	Value
Financials	26.2%
Health Care	19.6%
Technology	10.5%
Energy	7.8%
Capital Goods / Industrials	7.7%
Consumer Staples	6.1%
Real Estate	5.7%
Consumer Discretionary	5.3%
Basic Materials	4.4%
Communication Services	4.0%
Transportation	1.5%
Utilities	1.2%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://www.skba.com/baywood-funds, including its:

  prospectus

  financial information

  holdings

  proxy information

Baywood SociallyResponsible Fund

BVSIX

:  Institutional Class

Semi-Annual Shareholder Report - March 31, 2025

217S-BVSIX-25

Baywood ValuePlus Fund

BVPIX

:  Institutional Class

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Baywood ValuePlus Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.skba.com/baywood-funds. You can also request this information by contacting us at (855) 409-2297.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$35	0.70%

How did the Fund perform in the last six months?

For the six months ended in March, we are quite pleased with the returns of the Baywood ValuePlus fund relative to its recently assigned broad market benchmark. What a change an administration can make and what a contrast to the prior six months. The final months of 2024 ushered in animal spirits that we believe resulted in consensus market expectations in the double digits for stocks in 2025. The last time expectations were this high was in 2000! With caution thrown to the wind, the inauguration of a new, yet previously elected, president and the promise of Artificial Intelligence which are being compared to the invention of the internal combustion engine, stocks had only one way to go – UP. Warren Buffett, who has experienced a few market cycles of his own, was perhaps not as convinced, as witnessed by his gradually raising cash and being satisfied – at least for the time being – with 4% T-Bills.

Much of the euphoria vanished in February, however, as the market’s top-heaviness began to suffer from vertigo. The Trump administration’s economic war on the world did little to assuage already tense nerves. One of the clear takeaways from the current regime is that stability will not figure prominently in the near term. This may be good or bad though investors have decidedly voted on which.

The last six months has witnessed a pivot from America being the beacon of soft power and democracy around the world to America First, Last and Only where decisions are reduced to a transactional cost-benefit analysis. As of this writing, it is unclear whether the U.S. has any economic allies left. Yet it is uncertain environments like the current one that offer opportunities the likes of which we have not seen in years. It is perhaps convenient to hold the Trump administration responsible for swift market declines yet reality is more subtle. Recent pronouncements may have been just the spark while elevated valuations and concentrated markets were the fuel. The setup for an uninterrupted market increase was not good. Markets have declined suddenly in the past for reasons altogether different than today’s so we cannot fully blame tariffs or geopolitics. Rather, it is simply that investors despise uncertainty, as the dictum goes.

Baywood ValuePlus thrives on market uncertainty as many of our companies tend to have little of it, relatively speaking. We seek established businesses with at times limited re-investment opportunities, improving or abundant cash flows, and returns to shareholders in all forms including dividends. Our price-sensitivity also makes us reluctant to pay high prices. We desire a high likelihood of earning over 10% in total returns in each of our holdings without making heroic assumptions. Often times, our base-case implies much better outcomes.

The recent correction has meant that companies with positive returns were much harder to come by. During the period, the Fund’s exposure to healthcare was the largest detractor to overall returns while technology, industrials, energy and financials all contributed meaningfully. Holdings that declined the most included NetApp, NXP, Kontoor, Target, Royal Philips and Dentsply Sirona, all down 20% or more and Genuine Parts, Hasbro, Lear, Lowe’s and Merck declining over 10%. The largest gainers included AT&T, Darden, Kinder Morgan, AIG, Charles Schwab, The CME Group and Wells Fargo all increasing 20% or more and Cisco, IBM and Chevron increasing over 10%.

Many discretionary and healthcare related stocks suffered greatly, a clear reaction to economic growth and healthcare spending concerns. With respect to healthcare, while the companies being impacted are different this time, the level of uncertainty is not altogether dis-similar to past episodes during the Obama and Clinton administrations. Once all is said and done, the reset should offer investors a long runway for attractive returns.

Downturns are not pleasant to go through yet Investing through them is a necessary ingredient to creating a long-term track record.

For SKBA’s in depth investment perspectives, please visit our website at www.skba.com

Total Return Based on a $10,000 Investment

Date	Institutional Class	Morningstar US Market TR Index	Morningstar US Large Value TR Index
03/31/15	$10,000	$10,000	$10,000
06/30/15	$9,960	$10,008	$10,094
09/30/15	$9,077	$9,305	$9,359
12/31/15	$9,618	$9,894	$10,000
03/31/16	$9,782	$10,001	$10,344
06/30/16	$10,182	$10,261	$10,795
09/30/16	$10,585	$10,697	$11,037
12/31/16	$11,311	$11,125	$11,891
03/31/17	$11,523	$11,782	$12,189
06/30/17	$11,642	$12,144	$12,245
09/30/17	$12,236	$12,693	$12,844
12/31/17	$13,135	$13,513	$13,685
03/31/18	$13,026	$13,431	$13,256
06/30/18	$13,237	$13,929	$13,318
09/30/18	$13,774	$14,934	$14,243
12/31/18	$11,794	$12,831	$12,878
03/31/19	$13,046	$14,639	$14,207
06/30/19	$13,374	$15,253	$14,648
09/30/19	$13,560	$15,449	$15,115
12/31/19	$14,568	$16,837	$16,187
03/31/20	$10,177	$13,374	$12,125
06/30/20	$12,027	$16,314	$13,634
09/30/20	$12,370	$17,821	$14,036
12/31/20	$14,645	$20,356	$16,087
03/31/21	$16,274	$21,580	$17,716
06/30/21	$17,144	$23,386	$18,393
09/30/21	$16,922	$23,393	$18,161
12/31/21	$17,868	$25,605	$19,544
03/31/22	$18,870	$24,241	$19,864
06/30/22	$17,112	$20,157	$18,244
09/30/22	$16,217	$19,233	$16,950
12/31/22	$18,623	$20,630	$19,596
03/31/23	$18,610	$22,156	$19,737
06/30/23	$19,105	$24,038	$20,537
09/30/23	$18,812	$23,272	$20,286
12/31/23	$20,727	$26,084	$21,913
03/31/24	$22,401	$28,754	$23,861
06/30/24	$21,981	$29,754	$23,721
09/30/24	$23,978	$31,558	$25,778
12/31/24	$23,399	$32,368	$25,132
03/31/25	$24,345	$30,868	$26,626

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Due to regulatory changes, effective September 1, 2024, the Fund changed its primary benchmark index from the Morningstar US Large Value TR Index to the Morningstar US Market TR Index. The Fund retained the Morningstar US Large Value TR Index as a secondary benchmark because the Morningstar US Large Value TR Index more closely aligns with the Fund’s investment strategies and investments restrictions.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Class	8.68%	19.06%	9.31%
Morningstar US Market TR Index	7.35%	18.21%	11.93%
Morningstar US Large Value TR Index	11.59%	17.04%	10.29%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$5,383,138
# of Portfolio Holdings	57
Portfolio Turnover Rate	12%
Investment Advisory Fees (Net of fees waived and expenses reimbursed)	$(65,685)

Top Ten Holdings

(% total investments)

RTX Corp.	4.28%
AT&T, Inc.	3.94%
Medtronic PLC	3.72%
Kinder Morgan, Inc.	3.11%
CME Group, Inc.	3.11%
International Business Machines Corp.	3.01%
Corebridge Financial, Inc.	2.49%
Kenvue, Inc.	2.47%
3M Co.	2.38%
Merck & Co., Inc.	2.36%

* excluding cash equivalents

Sector Weightings

(% total investments)

Transportation
2.2%
Basic Materials
3.0%
Utilities
4.1%
Communication Services
5.5%
Real Estate
6.5%
Consumer Discretionary
7.9%
Technology
8.6%
Capital Goods / Industrials
8.9%
Energy
8.9%
Consumer Staples
9.1%
Health Care
13.8%
Financials
21.5%
0%
5%
10%
15%
20%
25%

Value	Value
Financials	21.5%
Health Care	13.8%
Consumer Staples	9.1%
Energy	8.9%
Capital Goods / Industrials	8.9%
Technology	8.6%
Consumer Discretionary	7.9%
Real Estate	6.5%
Communication Services	5.5%
Utilities	4.1%
Basic Materials	3.0%
Transportation	2.2%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://www.skba.com/baywood-funds, including its:

  prospectus

  financial information

  holdings

  proxy information

Baywood ValuePlus Fund

BVPIX

:  Institutional Class

Semi-Annual Shareholder Report - March 31, 2025

217S-BVPIX-25

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Semi Annual Financials and Other Information
March 31, 2025
(Unaudited)
Advised by:
SKBA Capital Management, LLC
www.baywoodfunds.com

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2025

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of March 31, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 91.9%
Basic Materials - 2.7%
300 Air Products and Chemicals, Inc. $ 88,476
300 Packaging Corp. of America 59,406
147,882
Capital Goods / Industrials - 8.2%
800 3M Co. 117,488
300 L3Harris Technologies, Inc. 62,793
80 Parker-Hannifin Corp. 48,628
1,600 RTX Corp. 211,936
440,845
Communication Services - 5.1%
6,900 AT&T, Inc. 195,132
2,100 Comcast Corp., Class A 77,490
272,622
Consumer Discretionary - 7.3%
500 Darden Restaurants, Inc. 103,880
400 Genuine Parts Co. 47,656
1,200 Hasbro, Inc. 73,788
1,600 Kontoor Brands, Inc. 102,608
200 Lear Corp. 17,644
200 Lowe's Cos., Inc. 46,646
392,222
Consumer Staples - 8.4%
650 Ingredion, Inc. 87,886
5,100 Kenvue, Inc. 122,298
1,110 Molson Coors Beverage Co., Class B 67,566
300 PepsiCo., Inc. 44,982
400 Target Corp. 41,744
500 The Hershey Co. 85,515
449,991
Energy - 8.2%
650 Chevron Corp. 108,739
950 ConocoPhillips 99,769
5,400 Kinder Morgan, Inc. 154,062
650 Phillips 66 80,262
442,832
Financials - 19.7%
1,500 Air Lease Corp. 72,465
1,100 American International Group, Inc. 95,634
1,100 Brookfield Asset Management, Ltd. 53,295
1,200 Citigroup, Inc. 85,188
580 CME Group, Inc. 153,868
3,900 Corebridge Financial, Inc. 123,123
1,200 MetLife, Inc. 96,348
3,000 Radian Group, Inc. 99,210
700 The Charles Schwab Corp. 54,796
2,100 Truist Financial Corp. 86,415
1,500 U.S. Bancorp 63,330
1,100 Wells Fargo & Co. 78,969
1,062,641
Health Care - 12.7%
290 Amgen, Inc. 90,350
400 Cardinal Health, Inc. 55,108
5,400 DENTSPLY SIRONA, Inc. 80,676
2,636 Koninklijke Philips NV, ADR
(a)
66,954
2,050 Medtronic PLC 184,213
1,300 Merck & Co., Inc. 116,688
3,600 Pfizer, Inc. 91,224
685,213
Real Estate - 5.9%
6,100 Healthcare Realty Trust, Inc. REIT 103,090
1,104 Realty Income Corp. REIT 64,043
2,600 VICI Properties, Inc. REIT 84,812
Shares Security Description Value
Real Estate - 5.9% (continued)
2,300 Weyerhaeuser Co. REIT $ 67,344
319,289
Technology - 7.9%
1,200 Cisco Systems, Inc. 74,052
600 International Business Machines Corp. 149,196
800 NetApp, Inc. 70,272
400 NXP Semiconductors NV 76,024
300 Texas Instruments, Inc. 53,910
423,454
Transportation - 2.0%
250 FedEx Corp. 60,945
200 Union Pacific Corp. 47,248
108,193
Utilities - 3.8%
800 American Electric Power Co., Inc. 87,416
1,200 Pinnacle West Capital Corp. 114,300
201,716
Total Common Stock (Cost $3,730,178) 4,946,900
Shares Security Description Value
Money Market Fund - 8.5%
458,404 First American Government Obligations
Fund, Class X, 4.27%
(b)
(Cost $458,404) 458,404
Investments, at value - 100.4% (Cost $4,188,582) $ 5,405,304
Other Assets & Liabilities, Net - (0.4)% (22,166)
Net Assets - 100.0% $ 5,383,138
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 5,405,304
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 5,405,304

BAYWOOD VALUE PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $4,188,582) $ 5,405,304
Receivables:
Fund shares sold 2,596
Dividends 8,014
From investment advisor 11,181
Prepaid expenses 15,487
Total Assets
5,442,582
LIABILITIES
Payables:
Investment securities purchased 35,711
Accrued Liabilities:
Fund services fees 5,023
Other expenses 18,710
Total Liabilities
59,444
NET ASSETS
$ 5,383,138
COMPONENTS OF NET ASSETS
Paid-in capital $ 3,884,063
Distributable Earnings 1,499,075
NET ASSETS
$ 5,383,138
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 239,168
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 22.51

BAYWOOD VALUE PLUS FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2025

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $256) $ 83,291
Total Investment Income
83,291
EXPENSES
Investment advisor fees 12,654
Fund services fees 29,560
Transfer agent fees 9,763
Custodian fees 2,580
Registration fees 10,548
Professional fees 17,491
Trustees' fees and expenses 3,659
Other expenses 20,378
Total Expenses 106,633
Fees waived and expenses reimbursed
(88,918)
Net Expenses
17,715
NET INVESTMENT INCOME
65,576
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 261,610
Net change in unrealized appreciation (depreciation) on investments
(244,352)
NET REALIZED AND UNREALIZED GAIN
17,258
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 82,834

BAYWOOD VALUE PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
March 31, 2025
For the Year
Ended
September 30,
2024
OPERATIONS
Net investment income $ 65,576 $ 127,174
Net realized gain 261,610 129,979
Net change in unrealized appreciation (depreciation) (244,352) 821,954
Increase in Net Assets Resulting from Operations
82,834 1,079,107
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(195,307) (240,472)
CAPITAL SHARE TRANSACTIONS
Sale of shares 339,308 111,881
Reinvestment of distributions 194,723 239,380
Redemption of shares
(72,241) (75,626)
Increase in Net Assets from Capital Share Transactions
461,790 275,635
Increase in Net Assets
349,317 1,114,270
NET ASSETS
Beginning of Period
5,033,821 3,919,551
End of Period
$ 5,383,138 $ 5,033,821
SHARE TRANSACTIONS
Sale of shares 15,360 5,376
Reinvestment of distributions 8,704 11,622
Redemption of shares
(3,296) (3,694)
Increase in Shares
20,768 13,304

BAYWOOD VALUE PLUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
March 31, 2025
For the Years Ended September 30,
2024 2023 2022 2021 2020
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 23.05 $ 19.11 $ 17.31 $ 20.03 $ 14.96 $ 17.03
INVESTMENT OPERATIONS
Net investment income (a) 0.29 0.60 0.60 0.55 0.45 0.39
Net realized and unrealized gain
(loss)
0.05 4.49 2.17 (1.26) 5.04 (1.86)
Total from Investment Operations
0.34 5.09 2.77 (0.71) 5.49 (1.47)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.26) (0.56) (0.59) (0.49) (0.42) (0.38)
Net realized gain
(0.62) (0.59) (0.38) (1.52) – (0.22)
Total Distributions to Shareholders
(0.88) (1.15) (0.97) (2.01) (0.42) (0.60)
NET ASSET VALUE, End of Period
$ 22.51 $ 23.05 $ 19.11 $ 17.31 $ 20.03 $ 14.96
TOTAL RETURN
1.53%(b) 27.46% 16.00% (4.16)% 36.80% (8.77)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 5,383 $ 5,034 $ 3,920 $ 3,234 $ 3,389 $ 2,588
Ratios to Average Net Assets:
Net investment income 2.59%(c) 2.84% 3.08% 2.77% 2.39% 2.51%
Net expenses 0.70%(c) 0.70% 0.70% 0.70% 0.70% 0.70%
Gross expenses (d) 4.22%(c) 4.57% 4.75% 5.19% 5.66% 6.68%
PORTFOLIO TURNOVER RATE 12%(b) 22% 28% 48% 35% 40%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of March 31, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock.and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 91.3%
Basic Materials - 4.0%
600 Air Products and Chemicals, Inc. $ 176,952
15,300 Graphic Packaging Holding Co. 397,188
900 Packaging Corp. of America 178,218
752,358
Capital Goods / Industrials - 7.0%
1,900 3M Co. 279,034
61,500 Clarivate PLC
(a)
241,695
600 Cummins, Inc. 188,064
11,900 nVent Electric PLC 623,798
1,332,591
Communication Services - 3.7%
600 Alphabet, Inc., Class A 92,784
18,200 AT&T, Inc. 514,696
2,400 Comcast Corp., Class A 88,560
696,040
Consumer Discretionary - 4.8%
400 Aptiv PLC
(a)
23,800
1,600 Genuine Parts Co. 190,624
3,000 Hasbro, Inc. 184,470
7,900 Kontoor Brands, Inc. 506,627
905,521
Consumer Staples - 5.6%
23,700 Kenvue, Inc. 568,326
4,600 Mondelez International, Inc., Class A 312,110
1,200 PepsiCo., Inc. 179,928
1,060,364
Energy - 7.1%
4,300 Devon Energy Corp. 160,820
24,400 Kinder Morgan, Inc. 696,132
2,100 Schlumberger NV 87,780
300 Texas Pacific Land Corp. 397,497
1,342,229
Financials - 23.9%
2,600 American Express Co. 699,530
6,100 American International Group, Inc. 530,334
1,200 Berkshire Hathaway, Inc., Class B
(a)
639,096
3,975 Brookfield Corp. 208,330
1,000 Cboe Global Markets, Inc. 226,290
2,300 CME Group, Inc. 610,167
14,700 Corebridge Financial, Inc. 464,079
700 Interactive Brokers Group, Inc. 115,913
5,400 Truist Financial Corp. 222,210
11,350 W R Berkley Corp. 807,666
4,523,615
Health Care - 17.9%
4,400 AstraZeneca PLC, ADR 323,400
21,700 Avantor, Inc.
(a)
351,757
1,700 Becton Dickinson & Co. 389,402
17,500 DENTSPLY SIRONA, Inc. 261,450
17,000 Fortrea Holdings, Inc.
(a)
128,350
7,508 Koninklijke Philips NV, ADR
(a)
190,703
1,450 Labcorp Holdings, Inc. 337,473
7,300 Medtronic PLC 655,978
2,800 Merck & Co., Inc. 251,328
300 Regeneron Pharmaceuticals, Inc. 190,269
4,100 Solventum Corp.
(a)
311,764
3,391,874
Real Estate - 5.2%
28,300 Healthcare Realty Trust, Inc. REIT 478,270
5,371 Realty Income Corp. REIT 311,572
6,500 Weyerhaeuser Co. REIT 190,320
980,162
Shares Security Description Value
Technology - 9.6%
4,400 Cisco Systems, Inc. $ 271,524
1,900 Coherent Corp.
(a)
123,386
3,700 Corning, Inc. 169,386
5,600 Intel Corp. 127,176
2,200 International Business Machines Corp. 547,052
2,900 NetApp, Inc. 254,736
1,700 NXP Semiconductors NV 323,102
1,816,362
Transportation - 1.4%
1,100 Union Pacific Corp. 259,864
Utilities - 1.1%
1,900 WEC Energy Group, Inc. 207,062
Total Common Stock (Cost $15,031,833) 17,268,042
Shares Security Description Value
Money Market Fund - 8.6%
1,623,181 First American Government Obligations
Fund, Class X, 4.27%
(b)
(Cost $1,623,181) 1,623,181
Investments, at value - 99.9% (Cost $16,655,014) $ 18,891,223
Other Assets & Liabilities, Net - 0.1% 15,618
Net Assets - 100.0% $ 18,906,841
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 18,891,223
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 18,891,223

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $16,655,014) $ 18,891,223
Receivables:
Fund shares sold 2,075
Dividends 26,415
From investment advisor 16,553
Prepaid expenses 12,733
Total Assets
18,948,999
LIABILITIES
Payables:
Fund shares redeemed 755
Accrued Liabilities:
Trustees’ fees and expenses 778
Fund services fees 12,377
Other expenses 28,248
Total Liabilities
42,158
NET ASSETS
$ 18,906,841
COMPONENTS OF NET ASSETS
Paid-in capital $ 15,951,102
Distributable Earnings 2,955,739
NET ASSETS
$ 18,906,841
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 1,112,193
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 17.00

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2025

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $464) $ 147,620
Total Investment Income
147,620
EXPENSES
Investment advisor fees 38,846
Fund services fees 39,641
Transfer agent fees 11,946
Custodian fees 3,169
Registration fees 12,777
Professional fees 21,632
Trustees' fees and expenses 4,665
Other expenses 27,071
Total Expenses 159,747
Fees waived and expenses reimbursed
(110,357)
Net Expenses
49,390
NET INVESTMENT INCOME
98,230
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 702,959
Net change in unrealized appreciation (depreciation) on investments
(1,226,048)
NET REALIZED AND UNREALIZED LOSS
(523,089)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (424,859)

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
March 31, 2025
For the Year
Ended
September 30,
2024
OPERATIONS
Net investment income $ 98,230 $ 146,317
Net realized gain 702,959 224,950
Net change in unrealized appreciation (depreciation) (1,226,048) 1,604,921
Increase (Decrease) in Net Assets Resulting from Operations
(424,859) 1,976,188
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(304,718) (304,037)
CAPITAL SHARE TRANSACTIONS
Sale of shares 10,888,935 1,659,816
Reinvestment of distributions 296,815 297,165
Redemption of shares
(597,663) (1,561,909)
Increase in Net Assets from Capital Share Transactions
10,588,087 395,072
Increase in Net Assets
9,858,510 2,067,223
NET ASSETS
Beginning of Period
9,048,331 6,981,108
End of Period
$ 18,906,841 $ 9,048,331
SHARE TRANSACTIONS
Sale of shares 616,990 104,055
Reinvestment of distributions 17,168 19,247
Redemption of shares
(33,866) (96,661)
Increase in Shares
600,292 26,641

BAYWOOD SOCIALLY RESPONSIBLE FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
March 31, 2025
For the Years Ended September 30,
2024 2023 2022 2021 2020
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 17.68 $ 14.39 $ 12.80 $ 14.32 $ 10.18 $ 11.21
INVESTMENT OPERATIONS
Net investment income (a) 0.15 0.29 0.27 0.25 0.18 0.15
Net realized and unrealized gain
(loss)
(0.27) 3.60 1.91 (1.14) 4.19 (0.90)
Total from Investment Operations
(0.12) 3.89 2.18 (0.89) 4.37 (0.75)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.11) (0.26) (0.27) (0.21) (0.14) (0.15)
Net realized gain
(0.45) (0.34) (0.32) (0.42) (0.09) (0.13)
Total Distributions to Shareholders
(0.56) (0.60) (0.59) (0.63) (0.23) (0.28)
NET ASSET VALUE, End of Period
$ 17.00 $ 17.68 $ 14.39 $ 12.80 $ 14.32 $ 10.18
TOTAL RETURN
(0.76)%(b) 27.72% 17.10% (6.58)% 43.10% (6.67)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 18,907 $ 9,048 $ 6,981 $ 6,536 $ 6,766 $ 3,626
Ratios to Average Net Assets:
Net investment income 1.77%(c) 1.81% 1.88% 1.73% 1.31% 1.45%
Net expenses 0.89%(c) 0.89% 0.89% 0.89% 0.89% 0.89%
Gross expenses (d) 2.88%(c) 3.03% 3.12% 3.17% 3.76% 5.10%
PORTFOLIO TURNOVER RATE 13%(b) 23% 25% 22% 15% 30%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025

Note 1. Organization
Baywood Value Plus Fund and Baywood Socially Responsible Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is
authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. The Baywood Value Plus Fund commenced operations on December 2, 2013, through a reorganization of a collective investment trust into the Baywood Value Plus
Fund. The collective investment trust was previously managed by the Baywood Value Plus Fund’s Advisor and portfolio management team. This collective investment trust was organized and commenced operations on June 27, 2008. The Baywood Value Plus Fund currently offers Institutional Shares. The Baywood Value Plus Fund seeks to achieve long-term capital appreciation by investing in undervalued equity securities. The Baywood Socially Responsible Fund commenced operations on January 3, 2005. The Baywood
Socially Responsible Fund currently offers Institutional Shares. The Baywood Socially Responsible Fund seeks to provide long-term capital growth.
Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-
to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Funds based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year.
Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Advisor as each Fund’s valuation designee to perform any fair value determinations for securities and other assets held by each Fund. The Advisor is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Advisor’s fair value determinations. The Advisor is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board.
Under these procedures, the Advisor convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the
Advisor’s fair valuation procedures as a part of each Fund’s compliance program and will review any changes made to the procedures.
The Advisor provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information.
Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Advisor performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025

GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of March 31, 2025, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.
REITs – Each Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in each Fund’s annual distributions to shareholders and, accordingly, a portion of each Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually.
Distributions to shareholders of net capital gains, if any, are declared and paid at least at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders.
In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, each
Fund did not incur any interest or penalties. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of March 31, 2025, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025

claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s Statement of Assets and Liabilities.
Note 3. Fees and Expenses
Investment Advisor – SKBA Capital Management, LLC (the “Advisor”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, at an annual rate of 0.50% and 0.70% of the average daily net assets of Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the
“Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services.
The Advisor compensates the Distributor directly for its services. The Distributor is not affiliated with the Advisor or Atlantic Fund
Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund.
The fees related to these services are included in Fund services fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays
Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance
Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee receives an annual fee of $25,000 ($32,500 for the Chairman) for service to the
Trust. Effective January 1, 2025, the Audit Committee Chairman receives an additional $2,000 annually. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending
Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations.
Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.70%
through January 31, 2026, for Baywood Value Plus Fund. The Advisor also has contractually agreed to waive its fees and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.89% through January 31, 2026, for Baywood Socially Responsible Fund.
Other Fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust. For the period ended March 31, 2025, fees waived and expenses reimbursed were as follows:
The Advisor may be reimbursed by each Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii)
the expense cap in place at the time the fees/expenses were waived/reimbursed. As of March 31, 2025, $431,444 and $455,895 in the
Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively, is subject to recapture by the Advisor. Other Waivers are not eligible for recoupment.
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
Baywood Value Plus Fund $ 12,654 $ 65,685 $ 10,579 $ 88,918
Baywood Socially Responsible Fund 38,846 58,569 12,942 110,357

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025

Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended March 31, 2025, were as follows:
Note 6. Federal Income Tax
As of March 31, 2025 , the cost for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of September 30, 2024, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and
Liabilities are primarily due to wash sales, REITS and equity return of capital.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.
Purchases Sales
Baywood Value Plus Fund $ 650,741 $ 572,460
Baywood Socially Responsible Fund 10,439,111 1,478,133
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
Baywood Value Plus Fund $ 1,291,639 $ (74,917) $ 1,216,722
Baywood Socially Responsible Fund 2,728,559 (492,350) 2,236,209
Undistributed
Ordinary Income
Undistributed
Long-Term Gain
Net Unrealized
Appreciation Total
Baywood Value Plus Fund $ 1,415 $ 131,859 $ 1,478,274 $ 1,611,548
Baywood Socially Responsible Fund 2,001 220,495 3,462,820 3,685,316

Baywood Funds
OTHER INFORMATION
March 31, 2025

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
N/A

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 409-2297 (toll free)
INVESTMENT ADVISOR
SKBA Capital Management, LLC
601 California Street, Suite 1500
San Francisco, CA 94108
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’
risks, objectives, fees and expenses, experience of its management, and other information.
217-SAR-0325

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable.
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds II
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	05/22/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	05/22/25

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	05/22/25